Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Defined benefit pension plan, tax	$ 272	$ (39)	$ (120)
Cash flow hedges, tax	$ 3,938	$ 0	$ 0